Commitments and Contingencies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 91,463	$ 187,315	$ 465,124	$ 562,660	$ 749,975	$ 760,743
Short-term lease costs	206		206	150	150	3,527
Variable lease costs
Sublease income	(10,753)	(10,440)	(32,051)	(39,476)	(49,916)	(123,386)
Total lease costs	$ 80,916	$ 176,875	$ 433,279	$ 523,334	$ 800,041	$ 640,884